Cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash Flow Information [Abstract]
Summary of Cash Generated from Operations
(a)	Cash generated from operations

	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Profit before income tax	114	1,597	2,003
Adjustments for:
Depreciation and amortization	236	379	369
Impairment provision for investments in associates (Note 6)	-	2	2
Provision for doubtful accounts (Note 17)	7	6	3
Non-cash employee benefits expense – share based payments (Note 7)	170	362	487
Non-cash share-based payments arising from issues of ordinary shares to music label partners(Note 19(iv))	-	-	1,519
Fair value losses on other investments	-	-	30
Net (gains)/losses in relation to equity investments	(4)	(72)	20
Share of (profit)/loss of associates and joint ventures (Note 13)	(11)	(4)	1
Interest income	(32)	(93)	(282)
Fair value change on puttable shares	-	-	35
Net exchange differences (Note 6)	23	(18)	31
Increase in accounts receivable	(266)	(447)	(182)
Increase in inventories	(11)	(16)	(4)
Increase/(decrease) in other operating assets	193	(137)	(789)
Increase in accounts payables	315	4	780
Increase in other operating liabilities	174	1,051	1,581
Cash generated from operations	908	2,614	5,604

Summary of Non-cash Investing and Financing Activities
(b)	Non-cash investing and financing activities

	2016 RMB’million	2017 RMB’million	2018 RMB’million
Issuance of ordinary shares to music label partners	-	-	1,519
Issuance of ordinary shares for business combinations	17,999	-	-
Issuance of ordinary shares for equity investments	-	7,547	1,027
Distribution to Tencent	-	(3,774)	-
Other payable for business combinations	-	277	-
Issuing restricted shares for business combinations	-	149	-
Settlement of dividend by issuance of shares	138	58	-
Other receivables from disposal of long term investments	16	-	-
Other payable for acquisition of investments in Joint ventures	-	46	-
Insurance of ordinary shares for licensing of contents	30	-	-